Legal Claim - Summary of Disputes Classified As Possible Chance of Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disputes Classified As Possible Chance Of Loss [Abstract]
Tax	R$ 22,234	R$ 21,824
Labor	1,883	1,743
Total	R$ 24,117	R$ 23,567